Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000016333 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%	3.85%		6.02%
C000016335 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%	4.02%		6.23%
C000016334 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.84%	2.34%		5.13%
C000016338 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%	2.80%		4.96%
C000016332 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	3.29%		5.48%
C000189656 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%	3.98%	6.38%
C000131621 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%	4.18%		6.39%
C000016325 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%	5.47%		8.10%
C000016327 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%	5.70%		8.34%
C000016326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%	3.99%		7.21%
C000016330 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	4.46%		7.06%
C000016331 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	4.95%		7.58%
C000189655 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%	5.67%	8.37%
C000131620 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	5.85%		8.49%
C000016319 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.49%	7.10%		9.90%
C000016321 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.78%	7.31%		10.12%
C000016320 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	5.58%		8.97%
C000016324 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%	6.04%		8.80%
C000016318 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.98%	6.55%		9.35%
C000189654 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%	7.33%	10.12%
C000131619 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%	7.48%		10.29%
Without Sales Load [Member] | C000016334 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.06%	3.56%		5.76%
Without Sales Load [Member] | C000016326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%	5.23%		7.85%
Without Sales Load [Member] | C000016320 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.25%	6.84%		9.62%
MSCI ACWI IMI [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.27%	10.40%		12.02%
Bloomberg U.S. Aggregate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	(0.40%)		1.35%
MSCI ACWI IMI (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.27%	10.40%	11.93%
Bloomberg U.S. Aggregate (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	(0.40%)	1.68%